Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Commercialization revenue received	$ 5,646	$ 7,969
Government grants and tax incentives received	0	24
Payments to suppliers and employees (inclusive of goods and services tax)	(53,032)	(59,855)
Interest received	399	5
Income taxes paid	(4)	(31)
Net cash (outflows) in operating activities	(46,991)	(51,888)
Cash flows from investing activities
Investment in fixed assets	(227)	(110)
Receipts from investment in sublease	67	0
Payments for intellectual property	(50)	(75)
Net cash (outflows) in investing activities	(210)	(185)
Cash flows from financing activities
Proceeds from borrowings	0	51,919
Repayment of borrowings	0	(55,458)
Payment of transaction costs from borrowings	(412)	(5,513)
Interest and other costs of finance paid	(4,244)	(4,317)
Proceeds from issue of shares	45,065	209
Proceeds from issue of warrants	0	8,081
Payments for share issue costs	(2,873)	(216)
Payments for lease liabilities	(1,791)	(2,359)
Net cash inflows/(outflows) by financing activities	35,745	(7,654)
Net increase/(decrease) in cash and cash equivalents	(11,456)	(59,727)
Cash and cash equivalents at beginning of period	60,447	136,881
FX gain/(losses) on the translation of foreign bank accounts	(192)	(394)
Cash and cash equivalents at end of period	$ 48,799	$ 76,760